Share capital	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Share capital
4.5 Share capital
The share capital amounts to CHF 33.7 million and is divided into 302,455,664 registered shares with a nominal value of CHF 0.10 each (the "Class A Shares") and 345,437,500 registered shares with a nominal value of CHF 0.01 each (voting right shares) (the "Class B Shares"). No preference shares and no restrictions with Class A ordinary shares exist. The share capital is paid in at 100%.

	Class A	Class A	Class A	Class B
	Authorized registered shares	Shares held by On in treasury	Outstanding shares	Authorized and outstanding registered shares

Shares issued and outstanding as of January 1, 2023	299,998,125	(18,021,738)	281,976,387	345,437,500

Sale of treasury shares related to share-based compensation	—	2,273,239	2,273,239	—
Purchase of treasury shares	—	(34,349)	(34,349)	—
Shares issued and outstanding as of December 31, 2023	299,998,125	(15,782,848)	284,215,277	345,437,500

Shares issued and outstanding as of January 1, 2024	299,998,125	(15,782,848)	284,215,277	345,437,500

Capital increase from conditional capital(1)	2,457,539		2,457,539
Sale of treasury shares related to share-based compensation		2,633,847	2,633,847	—
Purchase of treasury shares	—	(10,320)	(10,320)	—
Shares issued and outstanding as of December 31, 2024	302,455,664	(13,159,321)	289,296,343	345,437,500
(1) On November 12, 2024, we amended and restated our memorandum and articles of association to increase the number of authorized Class A ordinary shares.

In 2024, 2,633,847 Class A shares held in treasury have been issued to employees and members of the Board of Directors. This transaction resulted in a cash inflow of CHF 10.9 million. To cover the cost for the resulting individual social security and personal tax obligations, respective employees and members of the Board of Directors were offered the option to either pay cash or sell-back shares for the same value at market price ("sell-to-cover"). As part of this transaction, On re-purchased 10,320 Class A shares, held in treasury, in the amount of CHF 0.4 million.